Annual Total Returns [BarChart] - LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	May 01, 2021
Bar Chart Table:
2011	(2.55%)
2012	12.86%
2013	14.81%
2014	4.01%
2015	(2.04%)
2016	7.37%
2017	16.97%
2018	(7.42%)
2019	19.73%
2020	14.28%